UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

July 01, 2016, to September 30, 2016.

Date of Report (Date of earliest event reported) October 21, 2016

Commission File Number of securitizer: 025-00470

Central Index Key Number of securitizer: 0001173888

Name and telephone number, including area code, of the person to contact in connection with this filing.

Lisa Cassin, Vice President of Financial Services (407) 903-4510

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Vistana Vacation Ownership, Inc., as securitizer, has indicated by check mark that there is no activity to report for the quarterly period ending September 30, 2016 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) SVO 2010-A VOI Mortgage LLC; (ii) SVO 2011-A VOI Mortgage LLC; (iii) SVO 2012-A VOI Mortgage LLC; and (iv) VSE 2016-A VOI Mortgage LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Vistana Vacation Ownership, Inc. (Securitizer)

	By:	/s/ Lisa Cassin

Name: Lisa Cassin
Title: Vice President

Date: October 21, 2016